Cash and Cash Equivalents - Summary of Cash and Cash Equivalent (Details) - USD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash And Cash Equivalents [Abstract]
Cash and bank deposits	$ 1,840	$ 2,745
Deposits with financial institutions	465	635
Cash and cash equivalents	$ 2,305	$ 3,380	$ 2,465	$ 2,829